VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Insurance and Participating Investment Contracts - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Insurance and Participating Investment Contracts [Line Items]
At 1 January	£ 37,459
Movements in the year:
At 31 December	38,452	£ 37,459
Life and annuity insurance product line | Participating life insurance policy
VALUE OF IN-FORCE BUSINESS (Details) - Schedule of Value of In-Force Insurance and Participating Investment Contracts [Line Items]
At 1 January	5,311	4,491
Exchange and other adjustments	9	(5)
Movements in the year:
Movements in the year	76	825
At 31 December	5,396	5,311
Life and annuity insurance product line | New business | Participating life insurance policy
Movements in the year:
Movements in the year	361	696
Life and annuity insurance product line | Expected return | Participating life insurance policy
Movements in the year:
Movements in the year	(297)	(274)
Life and annuity insurance product line | Experience variances | Participating life insurance policy
Movements in the year:
Movements in the year	(82)	(43)
Life and annuity insurance product line | Assumption changes | Participating life insurance policy
Movements in the year:
Movements in the year	141	102
Life and annuity insurance product line | Economic variance | Participating life insurance policy
Movements in the year:
Movements in the year	£ (47)	£ 344